Reportable Segments and Geographic Information (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of operating segments
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenues:
Renewable Power	$49,247	$11,351	$69,335	$33,672
RNG Fuel	38,682	20,106	98,157	55,009
Fuel Station Services	23,763	18,383	56,448	35,560
Other(1)	166	6	293	55
Intersegment	(3,150)	(2,662)	(8,172)	(5,147)
Equity Method Investment(s)	(42,158)	—	(47,247)	(14,181)
	$66,550	$47,184	$168,814	$104,968

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Interest and Financing Expense, Net:
Renewable Power	$(1,440)	$(1,043)	$(3,559)	$(3,113)
RNG Fuel	(189)	—	(240)	(24)
Corporate	853	(1,311)	(3,385)	(2,522)
	$(776)	$(2,354)	$(7,184)	$(5,659)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Depreciation, Amortization, and Accretion:
Renewable Power	$1,176	$1,268	$4,283	$3,735
RNG Fuel	2,621	1,206	6,379	3,584
Fuel Station Services	129	107	331	316
Other(1)	31	32	95	96
Equity Method Investment(s)	(699)	—	(1,272)	(1,059)
	$3,258	$2,613	$9,816	$6,672

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net income: (loss)
Renewable Power	$1,098	$(1,676)	$(1,071)	$(6,526)
RNG Fuel	12,137	8,233	25,779	12,743
Fuel Station Services	2,109	2,807	5,523	5,488
Corporate	(13,669)	(8,591)	(33,329)	4,853
Equity Method Investment(s)	3,694	—	3,658	2,392
	$5,369	$773	$560	$18,950

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cash paid for Purchases of Property, Plant, and Equipment:
Renewable Power	$500	$—	$1,800	$—
Fuel Station Services	3,353	10,519	6,653	10,519
RNG Fuel	25,937	18,452	76,496	52,874
	$29,790	$28,971	$84,949	$63,393

	September 30, 2022	December 31, 2021
Total Assets:
Renewable Power	$42,654	$43,728
RNG Fuel	387,434	215,512
Fuel Station Services	56,372	56,567
Corporate and other	120,888	17,887
Equity Method Investment(s)	48,708	47,150
	$656,056	$380,844